OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	$ 103,093	$ 423,353
Amount offset	40,851	(72,673)
Net in Financial Statements	143,944	350,680
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(3,143,567)	(3,115,913)
Collateral	487,207	827,175
Net amount	(2,656,360)	(2,288,738)
Credit Card [member]
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(3,143,567)	(3,115,913)
Collateral	487,207	827,175
Net amount	(2,656,360)	(2,288,738)
Derivatives [member]
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	103,093	423,353
Amount offset	40,851	(72,673)
Net in Financial Statements	$ 143,944	$ 350,680